GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash flow from operating activities	$ 9,883,272
Accumulated deficit	107,074,465
Working capital	$ 1,046,707	$ 2,502,718